QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 09/30
                       -------------------------------

                      Date of reporting period: 06/30/06
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------


CONTENTS:


Dividend Capital Realty Income Fund

                       DIVIDEND CAPITAL REALTY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2006
                                   (Unaudited)

Number
  of                                                                   Market
shares                   Security Description                          Value
--------  ---------------------------------------------------        -----------


          COMMON STOCK                                       41.18%

          APARTMENTS:                                        8.81%

  2,100   ARCHSTONE-SMITH TRUST                                      106,827

 15,300   BRE PROPERTIES CLASS A                                     841,500

  1,500   CAMDEN PROPERTY TRUST                                      110,325

  7,300   ESSEX PROPERTY TRUST INC.                                  815,118

  5,200   MID-AMERICAN APARTMENT                                     289,900
          NORTHERN PROPERTY REAL ESTATE INVESTMENT TRUST
 13,400   (CANADA)                                                   257,414

 21,900   POST PROPERTIES                                            992,946
                                                                     -----------
                                                                   3,414,030
                                                                     -----------

          HEALTHCARE:                                        1.71%
          CHARTWELL SENIORS HOUSING REAL ESTATE INVESTMENT
 21,200   (CANADA)                                                   264,788

 35,900   MEDICAL PROPERTIES                                         396,336
                                                                     -----------
                                                                     661,124
                                                                     -----------

          HOTELS:                                            6.05%

  9,800   DIAMOND ROCK RESOURCES INC.                                145,138

 10,500   HIGHLAND HOSPITALITY                                       147,840

 12,500   HILTON                                                     353,500

  8,400   HOST MARRIOT                                               183,708

 12,100   LASALLE HOTEL PROPERTIES                                   560,230

  6,400   MARRIOTT INTERNATIONAL, INC., CLASS A                      243,968

 24,500   SUNSTONE HOTEL                                             711,970
                                                                     -----------
                                                                   2,346,354
                                                                     -----------

          INDUSTRIAL:                                        4.74%

 21,600   FIRST POTOMAC REALTY                                       643,464

 16,600   PROLOGIS                                                   865,192

 14,300   SUMMIT REAL ESTATE                                         328,328
                                                                     -----------
                                                                   1,836,984
                                                                     -----------

          OFFICE/SUBURBAN:                                   4.09%

  7,800   ALEXANDRIA REAL ESTATE EQUITIES                            691,704

  6,800   CORPORATE OFFICE PRODUCTS                                  286,144

  8,400   KILROY REALTY CORP                                         606,900
                                                                     -----------
                                                                   1,584,748
                                                                     -----------

          OFFICE/CENTRAL BUSINESS DISTRICT:                  3.92%

  6,500   BOSTON PROPERTIES INC.                                     587,600

  8,500   SL GREEN REALTY CORP                                       930,495
                                                                     -----------
                                                                   1,518,095
                                                                     -----------


          REALTY/DIVERSIFIED:                                2.83%

 10,500   CAN REAL ESTATE INVESTMENT TRUST (CANADA)                  226,905

  8,900   VORNADO REALTY TRUST                                       868,195
                                                                     -----------
                                                                   1,095,100
                                                                     -----------

          REGIONAL MALLS:                                    4.85%

 14,900   GENERAL GROWTH                                             671,394

 15,300   RIOCAN REAL ESTATE INVESTMENT TRUST (CANADA)               296,973

 11,000   SIMON PROPERTY GROUP                                       912,340
                                                                     -----------
                                                                   1,880,707
                                                                     -----------

          SELF STORAGE:                                      1.62%

  8,300   PUBLIC STORAGE                                             629,970
                                                                     -----------

          SHOPPING CENTER:                                   2.56%

  9,600   CALLOWAY REALTY INVESTMENT TRUST (CANADA)                  210,528

  3,500   FEDERAL REALTY INVESTMENT TRUST                            245,000

  9,500   KIMCO REALTY CORP.                                         346,655

  1,700   REGENCY CENTERS                                            105,655

  2,600   TANGER FACTORY OUTLET                                       84,162
                                                                     -----------
                                                                     992,000
                                                                     -----------


          TOTAL COMMON STOCKS                                    $15,959,112
                                                                     ===========

          PREFERRED STOCK:                                   58.66%

                                APARTMENTS: 6.15%
                 APARTMENT INVESTMENT & MANAGEMENT CO. SERIES G,
 26,200   9.375%                                                     681,462
          APARTMENT INVESTMENT & MANAGEMENT CO. SERIES R,
 20,800   10.000%                                                    521,872
          APARTMENT INVESTMENT & MANAGEMENT CO. SERIES U,
 14,800   7.750%                                                     364,080

 31,800   ASSOCIATED ESTATES REALTY CORP. SERIES B                   818,850
                                                                     -----------
                                                                   2,386,264
                                                                     -----------

          HEALTHCARE:                                        1.75%

 26,500   OMEGA HEALTHCARE SERIES D                                  678,930
                                                                     -----------

          HOTELS:                                            15.46%

 21,000   ASHFORD HOSPITALITY, SERIES A                              528,360

 27,900   BOYKIN LODGING COMPANY, SERIES A                           700,290

 38,200   EAGLE HOSPITALITY, SERIES A                                933,990

 26,200   FELCOR LODGING TRUST INC., SERIES C                        641,900

 22,200   HERSHA HOSPITALITY TRUST SERIES A                          550,782

 19,600   LASALLE HOTEL PROPERTIES, SERIES A                         503,720

 50,000   STRATEGIC HOTEL CAPITAL INC., SERIES C                   1,245,000

 19,800   SUNSTONE HOTEL, SERIES A                                   498,960

 15,800   WINSTON HOTELS INC, SERIES B                               390,576
                                                                     -----------
                                                                   5,993,578
                                                                     -----------

          MANUFACTURING:                                     1.14%

 19,400   AFFORDABLE RESIDENTIAL COMMUNITIES INC. SERIES A           443,290
                                                                     -----------

          MORTGAGE:                                          19.41%

 33,600   ACCREDITED HOME, SERIES A                                  850,080

 25,500   AMERICAN HOME MORTGAGE INVESTMENT CORP, SERIES A           669,375

 21,000   AMERICAN HOME MORTGAGE INVESTMENT CORP, SERIES B           536,970

 12,100   ANNALLY MORTGAGE, SERIES A                                 289,190

 28,000   ANWORTH MORTGAGE ASSET CORP. SERIES A                      679,000

 35,700   IMPAC MORTGAGE HOLDINGS INC., SERIES C                     831,810

 18,800   MFA MORTGAGE INVESTMENT, SERIES A                          455,900

 40,800   NEW CENTURY, SERIES A                                      999,600

 26,800   NEWCASTLE INVESTMENT CORP., SERIES B                       684,740

 20,000   NEWCASTLE INVESTMENT CORP., SERIES C                       501,000

 26,700   NOVASTAR FINANCIAL INC., SERIES C                          634,125

 15,600   RAIT INVESTMENT TRUST, SERIES A                            392,340
                                                                     -----------
                                                                   7,524,130
                                                                     -----------

          NET LEASE:                                         4.06%

 26,300   ENTERTAINMENT PROPERTIES TRUST, SERIES A                   674,069

 15,000   ENTERTAINMENT PROPERTIES TRUST, SERIES B                   358,500

 25,300   TRUSTSTREET, SERIES A                                      540,155
                                                                     -----------
                                                                   1,572,724
                                                                     -----------

          OFFICE/SUBURBAN:                                   4.32%

 28,100   BRANDYWINE REALTY, SERIES D                                685,640

 18,500   DIGITAL REALTY, SERIES A                                   467,865

 22,000   DIGITAL REALTY, SERIES B                                   522,500
                                                                     -----------
                                                                   1,676,005
                                                                     -----------

          OTHER REAL ESTATE COMPANIES:                       0.87%

 15,000   HOVNANIAN ENTERPRISES, SERIES A                            336,000
                                                                     -----------

          REALTY/DIVERSIFIED:                                2.34%

 22,900   CRESCENT REAL ESTATE EQUITES CO., SERIES B                 597,690

 12,000   SIZELER PROPERTY INVESTORS,  SERIES B                      310,800
                                                                     -----------
                                                                     908,490
                                                                     -----------

          REGIONAL MALLS:                                    1.97%

 30,000   TAUBMAN CENTERS SERIES G                                   765,000
                                                                     -----------

          SPECIALTY FINANCE:                                 1.19%

 18,000   CAPITAL LEASE, SERIES A                                    449,100
                                                                     -----------


          TOTAL PREFERRED STOCK                                   22,733,511
                                                                     ===========


          Total Securities                               99.84%   38,692,623

          Cash and Cash Equivalents                       0.16%       61,604
                                                          ------  -----------
          TOTAL INVESTMENTS                              100.00% $38,754,227
                                                         ======  ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: August 29, 2006
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: August 29, 2006
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: August 29, 2006
      ------------------------------------